CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) $ in Millions	May 27, 2022 shares	Mar. 31, 2022 USD ($) $ / shares shares	Mar. 31, 2022 € / shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2021 € / shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2020 € / shares
Allowances for doubtful accounts | $		$ 5		$ 4		$ 14
Preferred shares, par value | (per share)		$ 0.00001		$ 0.00001	€ 0.00001		€ 0.00001
Preferred shares, shares authorized		3,000,000		3,000,000		0
Preferred shares, shares issued		1,500,000		1,500,000		0
Preferred shares, shares outstanding				1,500,000		0
Preferred shares, redemption amount | $		$ 165		$ 160		$ 0
Common shares, shares issued	394,448,481
Voting ordinary shares
Common shares, par value, (per share) | € / shares			€ 0.00001		0.00001		0.00001
Shares authorized		40,000,000		40,000,000		40,000,000
Common shares, shares issued		36,000,000		36,000,000		36,000,000
Common shares, shares outstanding		36,000,000		36,000,000		36,000,000
Non-Voting ordinary shares
Common shares, par value, (per share) | € / shares			0.00001		0.00001		0.00001
Shares authorized		15,000,000		15,000,000		0
Common shares, shares issued		8,413,972		8,413,972		0
Common shares, shares outstanding		8,413,972		8,413,972		0
Profit Shares
Common shares, par value, (per share) | € / shares			0.00001		0.00001		0.00001
Shares authorized		800,000		800,000		800,000
Common shares, shares issued		800,000		800,000		800,000
Common shares, shares outstanding		800,000		800,000		800,000
Management Incentive Plan Shares
Common shares, par value, (per share) | € / shares			€ 0.00001		€ 0.00001		€ 0.00001
Shares authorized		4,764,000		4,764,000		3,264,000
Common shares, shares issued		0		0		0
Common shares, shares outstanding		0		0		0